Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Sep. 30, 2025		Sep. 30, 2024
Income Statement [Abstract]
Net sales	$ 2,807	[1]		[1]	$ 6,534	[2]		[2]
Cost of goods sold	1,753				5,008
Gross profit	1,054				1,526
Operating expenses:
Selling, general and administrative	4,844				12,932
Total operating expenses	4,844				12,932
Loss from continuing operations	(3,790)				(11,406)
Other income (expense):
Interest expense	1,288				(628)
Loss on extinguishment of debt	3,064				(716)
Bargain purchase gain					4,111
Change in fair value of digital assets	464
Other expense	4
Total other income	4,820				2,767
Net loss before income taxes	(8,610)				(8,639)
Income tax expense	4
Net loss from continuing operations	(8,614)				(8,639)
Loss from discontinued operations			(3,983)		(36,367)		(43,054)
Total loss	$ (8,614)		$ (3,983)		(45,006)		(43,054)
Reclassification of AOCI related to discontinued operations					(2,399)
Foreign currency translation related to discontinued operations							13,639
Total comprehensive loss					$ (47,405)		$ (29,415)
Weighted average number of shares outstanding, basic	33,737,015		23,582,701		21,107,043		22,078,855
Weighted average number of shares outstanding, diluted	33,737,015		23,582,701		21,107,043		22,078,855
Loss per share, basic	$ (0.26)		$ (0.17)		$ (2.13)		$ (1.95)
Loss per share, diluted	$ (0.26)		$ (0.17)		$ (2.13)		$ (1.95)

[1]	Prior period amounts have not been presented, as the Company’s prior year operations primarily related to SRX Canada, which has since been deconsolidated and is presented as discontinued operations. Accordingly, the results for the three months ended December 31, 2025 and the year ended September 30, 2025, reflect only the continuing operations of BTTR and Halo and are not comparable to prior periods.
[2]	Prior period amounts have not been presented, as the Company’s prior year operations primarily related to SRX Canada, which has since been deconsolidated and is presented as discontinued operations. Accordingly, the results for the year ended September 30, 2025, reflect only the continuing operations of BTTR and Halo and are not comparable to prior periods.